Note 12 - Long-term Incentive Plan - Stock Option Activity (Details)	12 Months Ended
	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 $ / shares shares
Outstanding outstanding (in shares) | shares	688,000	760,000
Weighted average exercise price, options outstanding (in dollars per share)	$ 2.52	$ 2.51
Weighted average fair value at grant date, options outstanding (in dollars per share)	$ 1	$ 1
Options granted (in shares) | shares
Weighted average exercise price, options granted (in dollars per share)
Options exercised (in shares) | shares		(72,000)
Weighted average exercise price, options exercised (in dollars per share)		$ 2.37
Weighted average fair value at grant date, options exercised (in dollars per share)		$ 0.92
Options cancelled or forfeited (in shares) | shares
Weighted average exercise price, options cancelled or forfeited (in dollars per share)
Outstanding outstanding (in shares) | shares	688,000	688,000
Weighted average exercise price, options outstanding (in dollars per share)	$ 2.52	$ 2.52
Weighted average fair value at grant date, options outstanding (in dollars per share)	$ 1	$ 1
Options Vested (in shares) | shares	652,000
Weighted average exercise price, options vested (in dollars per share)	$ 2.56
Weighted average fair value at grant date, options vested (in dollars per share)	$ 1.03
Options exercisable (in shares) | shares	634,000
Weighted average exercise price, options exercisable (in dollars per share)	$ 2.58
Weighted average fair value at grant date, options exercisable (in dollars per share)	$ 1.05